Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Region

The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2025	2024
Americas	$119	$177
Europe and Middle East	4	71
Asia Pacific	14	-
Total	$137	$248

The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	For the year ended December 31,
	2024	2023
Americas	$401	$822
Europe and Middle East	242	199
Total	$643	$1,021